INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 430,657	$ 66,191	¥ 439,575
Finite-Lived Intangible Assets, Accumulated Amortization	(230,042)	(35,357)	(213,624)
Net carrying amount	200,615	30,834	225,951
Computer Software, Intangible Asset [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	200,079	30,752	213,509
Finite-Lived Intangible Assets, Accumulated Amortization	(56,862)	(8,740)	(46,261)
Franchise Rights [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	61,133	9,396	60,800
Finite-Lived Intangible Assets, Accumulated Amortization	(60,818)	(9,348)	(60,800)
Student base [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	94,875	14,582	91,960
Finite-Lived Intangible Assets, Accumulated Amortization	(91,875)	(14,121)	(90,916)
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	47,040	7,230	48,419
Finite-Lived Intangible Assets, Accumulated Amortization	(12,893)	(1,982)	(10,490)
Acquired Software [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	16,783	2,579	14,101
Finite-Lived Intangible Assets, Accumulated Amortization	(4,420)	(678)	(3,041)
Teaching course materials [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,747	1,652	10,786
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (3,174)	$ (488)	¥ (2,116)